Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]

	December 31,
	2015	2016
	(in thousands)

Land	$14,328	14,328
Building and improvements	22,460	22,821
Machinery	42,770	42,687
Research and development equipment	25,949	26,695
Software	13,260	12,902
Office furniture and equipment	10,655	11,210
Others	24,793	27,269
	154,215	157,912
Accumulated depreciation and amortization	(101,373)	(111,915)
Prepayment for purchases of land and equipment	1,619	2,175
	$54,461	48,172